Investments In and Loan Receivables from Affiliated Companies (Schedule Of Investments In And Loan Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Total Investments and loan receivables from affiliated companies	¥ 23,548	¥ 23,890
Affiliated Entity
Investments in and Advances to Affiliates [Line Items]
Loan receivables-current	4,272	5,919
Loan receivables-noncurrent	258	370
Investments	¥ 19,018	¥ 17,601